Accounts Receivable (Tables)	3 Months Ended
Mar. 31, 2026
Credit Loss [Abstract]
Schedule of accounts receivable

	March 31, 2026	December 31, 2025
Trade accounts receivable	$3,712,840	$3,525,138
Less: allowance for credit losses	(1,507,983)	-
Accounts receivable, net	$2,204,857	$3,525,138

Related party receivables	$5,951,509	$1,439,228

Schedule of marketable securities

	March 31, 2026	December 31, 2025
Investment in Adapti	$968,812	$968,812
Unrealized loss	(732,277)	(720,899)
Marketable Securities, net	$236,535	$247,913